Supplement to the Fidelity® Treasury Money Market Fund Advisor C Class December 30, 2023 Prospectus
The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
The following information supplements information found in the "Shareholder Information" section under the "Selling Shares" heading.
  The Board of Trustees may determine that it would not be in a fund's best interests to continue operating under circumstances listed in Rule 22e-3 under the Investment Company Act of 1940, at which point the fund may permanently suspend redemptions and liquidate.
DMFB-DMFC-PSTK-0424-141 1.480136.141	April 2, 2024
Supplement to the Fidelity® Tax-Exempt Money Market Fund Premium Class December 30, 2023 Prospectus
The following information replaces similar information found in the "Fund Summary" section under the "Principal Investment Risks" heading.
 You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  The fund may impose a fee upon the sale of your shares.  An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
 The following information supplements information found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.
The fund's policies and procedures permit the fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Adviser, as the delegate of the fund's Board of Trustees, determines it is in the best interests of the fund.
The following information supplements information found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.
The fund's policies and procedures permit the fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Adviser, as the delegate of the fund's Board of Trustees, determines it is in the best interests of the fund.
The following information supplements information found in the "Shareholder Information" section under the "Selling Shares" heading.
  The Board of Trustees may determine that it would not be in a fund's best interests to continue operating under circumstances listed in Rule 22e-3 under the Investment Company Act of 1940, at which point the fund may permanently suspend redemptions and liquidate.
The following information supplements information found in the "Shareholder Information" section.
Special Limitations Affecting Redemptions:
Discretionary Liquidity Fees
A fund may impose liquidity fees during adverse market conditions. If, at any time, the fund's Board of Trustees (or its delegate) determines it is in the fund's best interests, the fund must impose a liquidity fee of no more than 2% of the value of the shares redeemed on all fund redemptions.
Any such fee, which may be imposed as early as the same day, would remain in effect until the fund's Board of Trustees (or its delegate) determines that the fee is no longer in the fund's best interests.
Liquidity fees are generally designed to transfer the costs of liquidating fund securities from shareholders who remain in a fund to those who leave the fund during periods when liquidity is scarce or otherwise manage potential dilution and/or liquidity during periods of market stress. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.
If discretionary liquidity fees are imposed, a fund will notify shareholders on the fund's website or by press release.
P12-PSTK-0424-106 1.9867463.106	April 2, 2024
Supplement to the Fidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market Fund Daily Money Class December 30, 2023 Prospectus
The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
 You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.   The fund may impose a fee upon the sale of your shares.  An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The following information supplements information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.
The fund's policies and procedures permit the fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Adviser, as the delegate of the fund's Board of Trustees, determines it is in the best interests of the fund.
The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
The following information supplements information for Fidelity® Tax-Exempt Money Market Fund found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.
The fund's policies and procedures permit the fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Adviser, as the delegate of the fund's Board of Trustees, determines it is in the best interests of the fund.
The following information supplements information found in the "Shareholder Information" section under the "Selling Shares" heading.
  The Board of Trustees may determine that it would not be in a fund's best interests to continue operating under circumstances listed in Rule 22e-3 under the Investment Company Act of 1940, at which point the fund may permanently suspend redemptions and liquidate.
The following information supplements information found in the "Shareholder Information" section.
Special Limitations Affecting Redemptions for Fidelity® Tax-Exempt Money Market Fund:
Discretionary Liquidity Fees
A fund may impose liquidity fees during adverse market conditions. If, at any time, the fund's Board of Trustees (or its delegate) determines it is in the fund's best interests, the fund must impose a liquidity fee of no more than 2% of the value of the shares redeemed on all fund redemptions.
Any such fee, which may be imposed as early as the same day, would remain in effect until the fund's Board of Trustees (or its delegate) determines that the fee is no longer in the fund's best interests.
Liquidity fees are generally designed to transfer the costs of liquidating fund securities from shareholders who remain in a fund to those who leave the fund during periods when liquidity is scarce or otherwise manage potential dilution and/or liquidity during periods of market stress. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.
If discretionary liquidity fees are imposed, a fund will notify shareholders on the fund's website or by press release.
DMFI-PSTK-0424-139 1.480141.139	April 2, 2024
Supplement to the Fidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market Fund
December 30, 2023
Prospectus
The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
 You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  The fund may impose a fee upon the sale of your shares.  An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The following information supplements information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.
The fund's policies and procedures permit the fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Adviser, as the delegate of the fund's Board of Trustees, determines it is in the best interests of the fund.
The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
The following information supplements information for Fidelity® Tax-Exempt Money Market Fund found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.
The fund's policies and procedures permit the fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Adviser, as the delegate of the fund's Board of Trustees, determines it is in the best interests of the fund.
The following information supplements information found in the "Shareholder Information" section under the "Selling Shares" heading.
  The Board of Trustees may determine that it would not be in a fund's best interests to continue operating under circumstances listed in Rule 22e-3 under the Investment Company Act of 1940, at which point the fund may permanently suspend redemptions and liquidate.
The following information supplements information found in the "Shareholder Information" section.
Special Limitations Affecting Redemptions for Fidelity® Tax-Exempt Money Market Fund:
Discretionary Liquidity Fees
A fund may impose liquidity fees during adverse market conditions. If, at any time, the fund's Board of Trustees (or its delegate) determines it is in the fund's best interests, the fund must impose a liquidity fee of no more than 2% of the value of the shares redeemed on all fund redemptions.
Any such fee, which may be imposed as early as the same day, would remain in effect until the fund's Board of Trustees (or its delegate) determines that the fee is no longer in the fund's best interests.
Liquidity fees are generally designed to transfer the costs of liquidating fund securities from shareholders who remain in a fund to those who leave the fund during periods when liquidity is scarce or otherwise manage potential dilution and/or liquidity during periods of market stress. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.
If discretionary liquidity fees are imposed, a fund will notify shareholders on the fund's website or by press release.
P11-TFM-PSTK-0424-105 1.9896747.105	April 2, 2024
Supplement to the Fidelity® Tax-Exempt Money Market Fund and Fidelity® Treasury Money Market Fund Capital Reserves Class December 30, 2023 Prospectus
The following information replaces similar information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
 You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  The fund may impose a fee upon the sale of your shares.  An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The following information supplements information for Fidelity® Tax-Exempt Money Market Fund found in the "Fund Summary" section under the "Purchase and Sale of Shares" heading.
The fund's policies and procedures permit the fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Adviser, as the delegate of the fund's Board of Trustees, determines it is in the best interests of the fund.
The following information replaces similar information for Fidelity® Treasury Money Market Fund found in the "Fund Summary" section under the "Principal Investment Risks" heading.
You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Fidelity Investments and its affiliates, the fund's sponsor, is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.
The fund will not impose a fee upon the sale of your shares.
The following information supplements information for Fidelity® Tax-Exempt Money Market Fund found in the "Shareholder Information" section under the "Additional Information about the Purchase and Sale of Shares" heading.
The fund's policies and procedures permit the fund to impose a discretionary liquidity fee on redemptions of up to 2% of the value of the shares redeemed if the Adviser, as the delegate of the fund's Board of Trustees, determines it is in the best interests of the fund.
The following information supplements information found in the "Shareholder Information" section under the "Selling Shares" heading.
  The Board of Trustees may determine that it would not be in a fund's best interests to continue operating under circumstances listed in Rule 22e-3 under the Investment Company Act of 1940, at which point the fund may permanently suspend redemptions and liquidate.
The following information supplements information found in the "Shareholder Information" section.
Special Limitations Affecting Redemptions for Fidelity® Tax-Exempt Money Market Fund:
Discretionary Liquidity Fees
A fund may impose liquidity fees during adverse market conditions. If, at any time, the fund's Board of Trustees (or its delegate) determines it is in the fund's best interests, the fund must impose a liquidity fee of no more than 2% of the value of the shares redeemed on all fund redemptions.
Any such fee, which may be imposed as early as the same day, would remain in effect until the fund's Board of Trustees (or its delegate) determines that the fee is no longer in the fund's best interests.
Liquidity fees are generally designed to transfer the costs of liquidating fund securities from shareholders who remain in a fund to those who leave the fund during periods when liquidity is scarce or otherwise manage potential dilution and/or liquidity during periods of market stress. The fees are payable to the fund and any fees charged to a shareholder will fully or partially offset the gain or increase the loss realized by that shareholder upon redemption.
If discretionary liquidity fees are imposed, a fund will notify shareholders on the fund's website or by press release.
DMFR-PSTK-0424-140 1.480142.140	April 2, 2024